N-2 - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended	9 Months Ended	12 Months Ended
		Mar. 31, 2024	Mar. 31, 2024	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cover [Abstract]
Entity Central Index Key			0000845611
Amendment Flag			false
Document Type			N-CSRS
Entity Registrant Name			The Gabelli Convertible and Income Securities Fund Inc.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective (Unaudited)

The Gabelli Convertible and Income Securities Fund is a diversified, closed-end management investment company whose primary investment objective is to seek a high level of total return through a combination of current income and capital appreciation.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

6.  Capital. The charter permits the Fund to issue 998,000,000 shares of common stock (par value $0.001). The Board has authorized the repurchase of up to 500,000 shares of common stock on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended March 31, 2024, the fiscal period ended September 30, 2023, and the year ended December 31, 2022, the Fund did not repurchase any shares of its common stock in the open market.

For the six months ended March 31, 2024, the fiscal period ended September 30, 2023, and the year ended December 31, 2022, transactions in common stock were as follows:

	Six Months Ended March 31, 2024 (Unaudited)		Period Ended September 30, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount
Net increase in net assets from common shares issued upon reinvestment of distributions	104,361	$389,841	177,368	$739,699	294,735	$1,527,428

As of March 31, 2024, the Fund had an effective shelf registration expiring on August 16, 2024, which authorizes issuance of $125 million in common or preferred shares.

The Fund’s Articles of Incorporation authorize the issuance of up to 1,995,000 shares of $0.001 par value Preferred Stock. The Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common stockholders. Dividends on shares of the Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Fund’s Articles Supplementary to meet certain asset coverage tests with respect to the Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series G Preferred at the redemption price of $10 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common stockholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common stockholders.

On December 29, 2022, the Fund issued 1,500,000 shares of Series G 5.20% Cumulative Preferred Stock, receiving $14,898,306 after the deduction of offering expenses of $101,694. The Series G Preferred has a liquidation value of $10 per share and an annual dividend rate of 5.20%. The Series G Preferred is subject to mandatory redemption by the Fund on June 26, 2025. On December 26, 2023, 860,000 shares of Series G Preferred were put back to the Fund at their liquidation preference of $10 per share. At March 31, 2024, 640,000 shares of Series G Preferred were outstanding and accrued dividends amounted to $87,822.

The Series G Preferred are not subject to optional redemption unless such redemption is necessary, in the judgment of the Board, to maintain the Fund’s status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will also redeem all or any part of the outstanding Series G Preferred that holders have properly tendered for redemption during the sixty day period prior to December 26, 2024 at the liquidation preference, plus any accumulated and unpaid dividends.

On October 16, 2019, the Fund issued 350,000 shares of Series E Preferred 4.00% Cumulative Preferred Stock (Series E Preferred), receiving $34,876,680 after the deduction of offering expenses of $123,320. On December 1, 2022, 337,600 shares of Series E Preferred were put back to the Fund at their liquidation preference of $100 per share plus accrued and unpaid dividends. The Series E Preferred had a liquidation value of $100 per share and an annual dividend rate of 4.00%.

The holders of preferred stock generally are entitled to one vote per share held on each matter submitted to a vote of stockholders of the Fund and will vote together with holders of common stock as a single class. The holders of Series G Preferred voting together as a single class also have the right currently to elect two Directors and, under certain circumstances, are entitled to elect a majority of the Board. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Document Period End Date			Mar. 31, 2024
Cumulative Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

The holders of preferred stock generally are entitled to one vote per share held on each matter submitted to a vote of stockholders of the Fund and will vote together with holders of common stock as a single class. The holders of Series G Preferred voting together as a single class also have the right currently to elect two Directors and, under certain circumstances, are entitled to elect a majority of the Board. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Preferred Stock Restrictions, Other [Text Block]

The Fund’s Articles of Incorporation authorize the issuance of up to 1,995,000 shares of $0.001 par value Preferred Stock. The Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common stockholders. Dividends on shares of the Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Fund’s Articles Supplementary to meet certain asset coverage tests with respect to the Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series G Preferred at the redemption price of $10 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common stockholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common stockholders.

On December 29, 2022, the Fund issued 1,500,000 shares of Series G 5.20% Cumulative Preferred Stock, receiving $14,898,306 after the deduction of offering expenses of $101,694. The Series G Preferred has a liquidation value of $10 per share and an annual dividend rate of 5.20%. The Series G Preferred is subject to mandatory redemption by the Fund on June 26, 2025. On December 26, 2023, 860,000 shares of Series G Preferred were put back to the Fund at their liquidation preference of $10 per share. At March 31, 2024, 640,000 shares of Series G Preferred were outstanding and accrued dividends amounted to $87,822.

The Series G Preferred are not subject to optional redemption unless such redemption is necessary, in the judgment of the Board, to maintain the Fund’s status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will also redeem all or any part of the outstanding Series G Preferred that holders have properly tendered for redemption during the sixty day period prior to December 26, 2024 at the liquidation preference, plus any accumulated and unpaid dividends.

On October 16, 2019, the Fund issued 350,000 shares of Series E Preferred 4.00% Cumulative Preferred Stock (Series E Preferred), receiving $34,876,680 after the deduction of offering expenses of $123,320. On December 1, 2022, 337,600 shares of Series E Preferred were put back to the Fund at their liquidation preference of $100 per share plus accrued and unpaid dividends. The Series E Preferred had a liquidation value of $100 per share and an annual dividend rate of 4.00%.

Outstanding Security, Authorized [Shares]		1,995,000
Series G Cumulative Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 6,400	$ 6,400	$ 15,000	$ 15,000
Senior Securities Coverage per Unit		$ 125.20	$ 125.20	$ 59.66	$ 63.50
Preferred Stock Liquidating Preference		$ 10.00	10.00	10.00	10.00
Senior Securities Average Market Value per Unit	[1],[2]		$ 10.00	$ 10.00	$ 10.00
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]		640,000	640,000	1,500,000	1,500,000
Common Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 3.79	$ 3.79
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]		998,000,000
Outstanding Security, Not Held [Shares]		19,474,744
Series E Cumulative Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount						$ 33,760	$ 33,760	$ 35,000
Senior Securities Coverage per Unit						$ 453.99	$ 476.61	$ 405.28
Preferred Stock Liquidating Preference						100.00	100.00	100.00
Senior Securities Average Market Value per Unit	[1],[3]					$ 100.00	$ 100.00	$ 100.00
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]						338,000	338,000	350,000

[1]	Based on weekly prices.
[2]	The Series G Preferred is a private placement and is not listed on an exchange, nor does the Fund expect a secondary market to develop. The average market price shown is the $10 liquidation preference of the Series G Preferred.
[3]	The Series E Preferred was a private placement and was not listed on an exchange. The average market price shown was the $100 liquidation preference of the Series E Preferred.